Taxation	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Taxation	9. TAXATION

			Group
	2022	2021	2020
	£m	£m	£m
Current tax:
UK corporation tax on profit for the year	526	401	107
Adjustments in respect of prior years	(81)	(24)	(24)
Total current tax	445	377	83
Deferred tax:
(Credit)/Charge for the year	(29)	100	34
Adjustments in respect of prior years	64	15	4
Total deferred tax	35	115	38
Tax on profit from continuing operations	480	492	121
The standard rate of UK corporation tax was 27% for banking entities and 19% for non-banking entities (2021: 27% for banking entities and 19% for non-banking entities; 2020: 27% for banking entities and 19% for non-banking entities). Tax for other jurisdictions is calculated at the rates prevailing in those jurisdictions.
The Santander UK group’s effective tax rate for 2022 was 25.6% (2021: 26.7%, 2020: 21.6%). The tax on profit from continuing operations before tax differs from the theoretical amount that would arise using the basic corporation tax rate as follows:
For the years ended 31 December

			Group
	2022	2021	2020
	£m	£m	£m
Profit from continuing operations before tax	1,874	1,845	560
Tax calculated at a tax rate of 19% (2021: 19%, 2020: 19%)	356	351	106
Bank surcharge on profits	121	104	27
Non-deductible preference dividends paid	9	9	8
Non-deductible UK Bank Levy	13	14	19
Non-deductible conduct remediation, fines and penalties	48	6	(4)
Other non-deductible costs and non-taxable income	29	37	25
Effect of change in tax rate on deferred tax provision	(29)	9	6
Tax relief on dividends in respect of other equity instruments	(40)	(40)	(40)
Adjustment to prior year provisions	(27)	2	(26)
Tax on profit from continuing operations	480	492	121
The UK government announced in its budget on 3 March 2021 that it would increase the main rate of corporation tax by 6% to 25% with effect from 1 April 2023. This change was substantively enacted on 24 May 2021 and, as a result, the effect has been reflected in the closing deferred tax position included in these financial statements. The comparative 2020 results reflected an increase in tax rates by 2% following an announcement in the 2020 budget to reverse a previously planned rate reduction from April 2020.
A reduction in the Bank Surcharge rate from 8% to 3% was announced in October 2021 to be effective from 1 April 2023. This change in rate was substantively enacted on 2 February 2022 and as a result, the effects of this change have been reflected in the closing balance sheet position for deferred tax.
Current tax assets and liabilities
Movements in current tax assets and liabilities during the year were as follows:

		Group
	2022	2021
	£m	£m
Assets	347	264
Liabilities	—	—
At 1 January	347	264
Income statement charge (including discontinued operations)	(445)	(389)
Other comprehensive income credit	159	33
Corporate income tax paid	405	427
Other movements	12	12
	478	347
Assets	478	347
Liabilities	—	—
At 31 December	478	347

The amount of corporation income tax paid differs from the tax charge for the period as a result of the timing of payments due to the tax authorities, the effects of movements in deferred tax, adjustments to prior period current tax provisions and current tax recognised directly in other comprehensive income.
Santander UK proactively engages with HM Revenue & Customs to resolve tax matters relating to prior years. The accounting policy for recognising provisions for such matters are described in Note 1. It is not expected that there will be any material movement in such provisions within the next 12 months.
Deferred tax
The table below shows the deferred tax assets and liabilities including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group has the legal right to offset and intends to settle on a net basis.

								Group
	Fair value of financial instruments	Pension remeasurement	Cash flow hedges	Fair value reserve	Tax losses carried forward	Accelerated tax depreciation	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	(123)	(508)	(7)	(12)	8	68	(5)	(579)
Income statement (charge)/credit	150	(49)	—	—	(7)	(33)	(96)	(35)
Transfers/reclassifications	—	—	2	—	(1)	—	(1)	—
Credited/(charged) to other comprehensive income	—	267	310	11	—	—	(9)	579
At 31 December 2022	27	(290)	305	(1)	—	35	(111)	(35)

At 1 January 2021	(65)	(26)	(99)	(11)	15	38	37	(111)
Income statement (charge)/credit	(58)	(67)	—	—	(7)	40	(23)	(115)
Transfers/reclassifications	—	4	(16)	1	—	(10)	(19)	(40)
Credited/(charged) to other comprehensive income	—	(419)	108	(2)	—	—	—	(313)
At 31 December 2021	(123)	(508)	(7)	(12)	8	68	(5)	(579)
The deferred tax assets and liabilities above have been recognised in the Santander UK group on the basis that sufficient future taxable profits are forecast within the foreseeable future, in excess of the profits arising from the reversal of existing taxable temporary differences, to allow for the utilisation of the assets as they reverse. Based on the conditions at the balance sheet date, management determined that a reasonably possible change in any of the key assumptions underlying the estimated future taxable profits in the Santander UK group’s three-year plan (described in Note 20) would not cause a reduction in the deferred tax assets recognised. At 31 December 2022, the Santander UK group had a recognised deferred tax asset in respect of UK capital losses carried forward of £nil (2021: £5m ) included within tax losses carried forward. There are £nil unrecognised deferred tax assets on capital losses carried forward (2021: £nil).